Summary of Significant Accounting Policies - Narrative (Details)		1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 27, 2017 USD ($)	Jul. 31, 2015 USD ($)	Jul. 31, 2017 USD ($) segment	Jul. 31, 2016 USD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)
Concentration Risk [Line Items]
Operating segments | segment			2
Allowance for doubtful accounts			$ 200,000		$ 100,000	$ 100,000
Goodwill impairment			0	$ 0	0	0
Impairment of intangible assets			0	0	0	0
Capitalized deferred offering costs					2,800,000
Advertising cost			$ 300,000	$ 400,000	$ 800,000	$ 700,000
Restricted stock units
Concentration Risk [Line Items]
Award vesting period (in years)			4 years
Stock-based compensation expense		$ 16,600,000	$ 19,700,000
Equity Incentive Plan 2008 | Restricted stock units
Concentration Risk [Line Items]
Award vesting period (in years)			4 years
Stock-based compensation expense	$ 181,500,000
Subscription Arrangement, Limited Case
Concentration Risk [Line Items]
Revenue recognition period (in years)			7 years
Minimum | Subscription Arrangement
Concentration Risk [Line Items]
Revenue recognition period (in years)			1 year
Maximum | Subscription Arrangement
Concentration Risk [Line Items]
Revenue recognition period (in years)			3 years
Customer Concentration Risk | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk (as a percent)			18.00%		21.00%
Palo Alto, California
Concentration Risk [Line Items]
Restricted cash			$ 14,700,000